UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Global Discovery Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                             Shares                          Value ($)
                                                                             ------                          ---------


Common Stocks 99.1%
Australia 1.5%
Macquarie Bank Ltd.                                                          189,704                       4,392,023
QBE Insurance Group Ltd.(d)                                                  303,909                       2,659,311
                                                                                                         -----------
(Cost $3,893,738)                                                                                          7,051,334

Austria 0.4%
Wienerberger AG                                                               48,700                       1,743,907
(Cost $1,546,916)

Bermuda 0.5%
Midland Realty Holdings Ltd.                                               9,100,100                       2,333,404
(Cost $2,102,225)

Brazil 2.2%
Aracruz Celulose SA (Preferred) (ADR)                                        184,700                       6,390,620
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)                       142,412                       4,072,983
                                                                                                         -----------
(Cost $7,990,114)                                                                                         10,463,603

Canada 0.9%
OPTI Canada, Inc.(d) *                                                       103,600                       1,378,531
ZENON Environmental, Inc.*                                                   154,200                       2,648,493
                                                                                                         -----------
(Cost $4,281,234)                                                                                          4,027,024

Cayman Island 0.5%
Garmin Ltd.(d)                                                                56,000                       2,100,000
(Cost $784,000)

Czech Republic 1.0%
Cesky Telecom AS                                                             266,800                       3,198,725
Zentiva NV (GDR) 144A*                                                        82,800                       1,676,700
                                                                                                         -----------
(Cost $4,073,941)                                                                                          4,875,425

France 5.0%
Autoroutes du Sud de la France(d)                                            174,918                       6,917,361
Camaieu                                                                       56,606                       5,115,149
Flamel Technologies SA (ADR)(d) *                                            278,800                       5,253,986
JC Decaux SA*                                                                288,654                       6,132,504
                                                                                                         -----------
(Cost $16,766,368)                                                                                        23,419,000

Germany 8.5%
Deutsche Boerse AG                                                           198,361                       9,648,834
Fresenius Medical Care AG                                                    208,049                      15,102,627
Puma AG                                                                       41,693                       9,819,177
Stada Arzneimittel AG                                                         73,684                       2,754,553
United Internet AG                                                           100,915                       2,358,595
                                                                                                         -----------
(Cost $21,664,374)                                                                                        39,683,786

Greece 5.6%
Alpha Bank AE                                                                352,620                       8,347,400
Coca-Cola Hellenic Bottling Co. SA                                           236,600                       5,566,798
Germanos SA                                                                  149,700                       3,939,526
Greek Organization of Football Prognostics SA                                253,000                       4,894,681
Titan Cement Co.                                                             145,800                       3,356,843
                                                                                                         -----------
(Cost $19,792,034)                                                                                        26,105,248

Hong Kong 2.2%
Kingboard Chemical Holdings Ltd.                                           2,276,700                       4,217,814
Wing Hang Bank Ltd.                                                        1,022,400                       6,147,626
                                                                                                         -----------
(Cost $9,097,995)                                                                                         10,365,440

India 0.9%
Mahindra & Mahindra Ltd.                                                     235,000                       2,290,667
Ranbaxy Laboratories Ltd.                                                    104,200                       2,116,380
                                                                                                         -----------
(Cost $4,997,675)                                                                                          4,407,047

Ireland 8.5%
Anglo Irish Bank Corp., PLC                                                1,483,978                      23,360,212
ICON PLC (ADR)*                                                               68,800                       2,542,160
Irish Continental Group PLC                                                  166,455                       1,950,202
Irish Life & Permanent PLC                                                   147,180                       2,223,116
Jurys Doyle Hotel Group PLC                                                  548,135                       7,113,598
Ryanair Holdings PLC*                                                        472,000                       2,552,305
                                                                                                         -----------
(Cost $12,671,300)                                                                                        39,741,593

Israel 0.3%
Lipman Electronic Engineering Ltd.*                                           51,600                       1,238,400
(Cost $1,073,280)

Japan 8.0%
AEON Credit Services Co., Ltd.                                                76,700                       4,701,467
AEON Mall Co., Ltd.                                                          123,000                       6,270,047
JAFCO Co., Ltd.                                                               52,200                       3,180,956
Matsui Securities Co., Ltd.(d)                                                76,400                       2,098,129
Nidec Corp.(d)                                                                87,000                       8,081,220
Olympus Corp.                                                                307,000                       5,937,492
Park24 Co., Ltd.                                                              63,000                       2,199,417
Sumitomo Realty & Development Co., Ltd.                                      451,000                       5,136,361
                                                                                                         -----------
(Cost $31,900,550)                                                                                        37,605,089

Korea 0.3%
Korea Information Service, Inc.                                               90,600                       1,416,472
(Cost $2,493,561)

Netherlands 3.7%
Chicago Bridge & Iron Co., NV (New York Shares)                              162,600                       4,746,294
IHC Caland NV                                                                128,431                       5,447,818
Vedior NV                                                                    485,783                       7,121,643

(Cost $14,718,809)                                                                                        17,315,755

Norway 0.7%
Tandberg ASA(d)                                                              357,300                       3,205,534
(Cost $1,770,809)

Russia 1.0%
Mobile Telesystems (ADR)                                                      41,100                       4,810,755
(Cost $1,166,505)

Spain 1.7%
ACS, Actividades de Construccion y Servicios, SA                             242,400                       4,040,053
Amadeus Global Travel Distribution SA "A"                                    586,000                       3,710,960
                                                                                                         -----------
(Cost $6,836,330)                                                                                          7,751,013

Sweden 1.0%
Eniro AB                                                                     474,400                       3,658,254
Micronic Laser Systems AB(d) *                                               153,500                       1,083,800
                                                                                                         -----------
(Cost $4,468,668)                                                                                          4,742,054

Switzerland 0.5%
Micronas Semiconductor Holdings AG (Foreign Registered)*                      61,272                       2,542,248
(Cost $2,573,128)

Taiwan 1.7%
Compal Electronics, Inc.                                                   4,103,000                       4,092,136
Siliconware Precision Industries Co.*                                      5,488,000                       3,632,833
                                                                                                         -----------
(Cost $10,531,350)                                                                                         7,724,969

Thailand 0.7%
Bangkok Bank Public Co., Ltd. (Foreign Registered)*                        1,472,100                       3,386,186
(Cost $3,677,584)

United Kingdom 5.0%
Aegis Group PLC                                                            2,798,455                       4,264,959
ARM Holdings PLC                                                           1,731,900                       3,317,086
Group 4 Securicor PLC*                                                     1,072,560                       2,235,836
John Wood Group PLC                                                          733,978                       1,576,075
Misys PLC                                                                    698,048                       2,330,951
Taylor Nelson Sofres PLC                                                   1,364,918                       5,265,676
Viridian Group PLC                                                           389,053                       4,460,269
                                                                                                         -----------
(Cost $31,288,362)                                                                                        23,450,852

United States 36.8%
Advance Auto Parts, Inc.*                                                    162,400                       6,028,288
Affiliated Computer Services, Inc. "A"*                                       78,600                       4,079,340
Alkermes, Inc.*                                                              145,300                       1,567,787
Allegheny Energy, Inc.(d) *                                                  388,200                       5,760,888
Applied Micro Circuits Corp.*                                                555,400                       1,999,440
Arthur J. Gallagher & Co.                                                    118,300                       3,663,751
Brinker International, Inc.*                                                  93,300                       3,341,073
Caremark Rx, Inc.*                                                           367,700                      11,214,850
Carter's, Inc.*                                                               86,800                       2,368,772
Celgene Corp.(d) *                                                            97,500                       5,199,675
Chico's FAS, Inc.*                                                           105,800                       4,429,846
Diebold, Inc.                                                                 93,800                       4,324,180
EOG Resources, Inc.                                                           77,500                       4,925,125
Fiserv, Inc.*                                                                242,214                       8,298,251
FTI Consulting, Inc.*                                                        203,850                       3,518,451
Gentex Corp.(d)                                                              118,400                       4,238,720
GTECH Holdings Corp.                                                         174,000                       7,372,380
Harman International Industries, Inc.                                         87,300                       7,484,229
Harris Interactive, Inc.*                                                    370,500                       2,374,905
Invitrogen Corp.(d) *                                                         91,300                       4,791,424
Joy Global, Inc.                                                              81,000                       2,404,890
Lam Research Corp.*                                                          112,700                       2,687,895
Legg Mason, Inc.                                                             183,710                      14,428,583
Mercury Interactive Corp.(d) *                                               115,200                       4,211,712
Par Pharmaceutical Cos., Inc.*                                               129,200                       4,863,088
Prospect Partners LP*                                                              3                         282,562
Rowan Companies, Inc.*                                                       102,600                       2,505,492
Spinnaker Exploration Co.*                                                    70,700                       2,528,939
St. Jude Medical, Inc.*                                                       62,900                       4,285,377
Symbol Technologies, Inc.                                                    280,075                       3,666,182
The First Marblehead Corp.*                                                  216,900                       9,101,124
Thoratec Corp.(d) *                                                          269,100                       2,744,820
THQ, Inc.*                                                                   285,200                       5,433,060
Waters Corp.*                                                                151,600                       6,652,208
Zions Bancorp.                                                               149,000                       9,014,500
                                                                                                         -----------
(Cost $135,731,579)                                                                                      171,791,807


Total Common Stocks (Cost $357,892,429)                                                                  463,297,945
                                                                                                      ==============
Securities Lending Collateral 11.2%
United States 11.2%
Daily Assets Fund Institutional 1.29% (c) (e)
(Cost $52,333,403)                                                        52,333,403                      52,333,403

Cash Equivalents 0.6%
United States 0.6%
Scudder Cash Management QP Trust 1.38% (b)
(Cost $2,952,752)                                                          2,952,752                       2,952,752


                                                                              % of
                                                                             Net Assets                      Value ($)
                                                                             ----------                      ---------

Total Investment Portfolio  (Cost $413,178,584)                                110.9                     518,584,100
Other Assets and Liabilities, Net                                              -10.9                     -51,176,138

Net Assets                                                                       100                     467,407,962



Sector Diversification

                 Percent
Financials                 24.2%
Consumer Discretionary     19.9%
Health Care                16.6%
Information Technology     14.8%
Industrials                13.6%
Materials                   3.0%
Energy                      2.8%
Utilities                   2.2%
Telecommunication Services  1.7%
Consumer Staples            1.2%
Total                     100.0%



*        Non-income producing security.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $50,467,469, which is 10.8% of total net assets.

(e)      Represents collateral held in connection with securities lending.


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Discovery Fund


By:                                 /s/Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Global Discovery Fund


By:                                 /s/Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004